Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2013 JSJ [Member] USD ($)	Dec. 31, 2013 Yew Bio-Pharm (HK) [Member] HKD	Dec. 31, 2013 HDS [Member] CNY
Schedule of Company's subsidiaries and variable interest entities
Domicile and date of incorporation	PRC October 29, 2009	Hong Kong November 29, 2010	PRC August 22, 1996
Registered capital	$ 100,000	10,000	45,000,000
Effective ownership, percentage	100.00%	100.00%
Effective ownership			Contractual arrangements
Principal activities	Holding company	Holding company of JSJ	Sales of yew tree components for use in pharmaceutical industry; sales of yew tree seedlings and potted yew trees; and the manufacture of yew tree wood handicrafts